Leases - Schedule Of Supplemental BaIance Sheet information Related To Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 26,342	$ 4,134	¥ 50,319
Operating lease liabilities, current	(11,897)	(1,867)	(20,760)
Operating lease liabilities, non-current	(15,985)	$ (2,508)	(23,756)
Total operating lease liabilities	¥ (27,882)		¥ (44,516)
Weighted-average remaining lease term
Operating leases	2 years 1 month 6 days	2 years 1 month 6 days	2 years 6 months
Weighted-average discount rate
Operating leases	5.70%	5.70%	5.70%